Finance Costs	6 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs

Note 12. Finance costs

	Consolidated
	31 December 2025	31 December 2024
	$	$
Interest expense on Shareholder loans (refer to note 19)	391,687	298,726
Amortisation of discount on convertible notes (refer to note 19)	110,210	97,266
Interest and finance charges – Others	20,526	36,502
Interest on Convertible notes (refer to note 19)	379,649	188,291
	902,072	620,785